PIONEER BOND FUND
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109


     `                                       May 19, 1999



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Pioneer Bond Fund (the "Fund")
         File Nos. 2-62436 and 811-02864
         CIK No. 0000276776

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated May 17, 1999 and that the text of the Post-Effective Amendment has been filed electronically, Accession No. 0000276776-99-000014.

     If you have any questions concerning the foregoing or the attachments, please call the undersigned collect at (617) 517-8909.

                                             Very truly yours,

                                             /s/Linda K. Nishi

                                             Linda K. Nishi


cc:      Joseph P. Barri, Esq.
         David Phelan, Esq.
         Michelle Rhee, Esq.
         Elizabeth A. Watson, Esq.
         Ms. Victoria Regan